Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table reports the compensation of our Principal Executive Officer (“PEO”) and the average compensation of the other Named Executive Officers (“Other NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated in accordance with SEC disclosure rules:

Year (1)	Summary Compensation Table (SCT) Total for PEO (2)	Compensation actually paid to PEO (3)	Average SCT Total for non-PEO NEOs (2)	Average Compensation actually paid to non-PEO NEOs (3)	Value of Initial Fixed $100 Investment based on (4) :		GAAP Net Income ($M)	Cash Collections ($M) (6)(7)
					TSR	Peer Group TSR (5)
2022	$4,984,627	$ (249,230)	$2,050,507	$ 502,912	$ 93	$100	$117	$1,729
2021	$5,636,586	$8,853,857	$2,282,627	$3,251,463	$138	$131	$183	$2,062
2020	$5,536,378	$6,570,289	$2,085,675	$2,390,802	$109	$103	$149	$2,006

(1)	Mr. Stevenson served as the PEO for the entirety of 2022, 2021 and 2020 and the Company’s O ther NEOs for the applicable years were as follows:
2022: Messrs. Graham, Roberts, Graves, and Ms. White
;
2021: Messrs. Graham, Roberts, Graves, and Ms. White
; and
2020: Messrs. Graham, Roberts, Graves, and Martin Sjölund
.
(2)
Amounts reported in
these columns
represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Stevenson and (ii) the average of the total compensation reported in the Summary Compensation Table for the NEOs listed in footnote 1 for each applicable year
.

(3)
SEC rules require certain adjustments be made to the Summary Compensation table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table above. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the last fiscal year, including on account of any amendments adopted during such year, and (b) include the fair market value of equity awards as of December 31, 2022 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. A reconciliation of the adjustments for our CEO and for the average of the other NEOs is set forth following the footnotes to this table.

(4)	Comparison assumes $100 was invested on December 31, 2019 , in our common stock. Historical stock price performance is not necessarily indicative of future stock price performance.
(5)	Index TSR reflects the Nasdaq Financial 100 .
(6)
The Compensation Committee considered cash collections, cash efficiency ratio, income from operations and net income attributable to the Company as the key financial metrics when it determined annual bonus plan payouts, see the section titled “Annual Bonus Plan” (page 25) in this Proxy Statement. Given their use in the 2022 Annual Bonus Plan, the Committee selected cash collections as the Company Selected Measure.

(7)	Cash collections refers to collections on our nonperforming loan portfolios .

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Summary Compensation Table Total (1)	$4,984,627	$2,050,507	$5,636,586	$2,282,627	$5,536,378	$2,085,675
Adjustments (2)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	($3,309,927)	($1,094,807)	($3,249,986)	($1,037,477)	($2,749,978)	($774,983)
Year-end fair value of equity awards granted in the applicable year	$1,579,057	$522,297	$4,930,656	$1,573,990	$3,152,988	$888,560
Year-over-year change in fair value of equity awards granted in prior years that are unvested at year end	($2,754,000)	($834,974)	$1,667,512	$462,257	$525,222	$167,785
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	($748,987)	($140,111)	($130,911)	($29,934)	$105,679	$23,765

COMPENSATION ACTUALLY PAID	($249,230)	$502,912	$8,853,857	$3,251,463	$6,570,289	$2,390,802

(1)
For our PEO, the amount shown represents total compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Other NEOs, the amounts shown represent averages.

(2)
The Company does not provide any defined benefit or actuarial pension plans to any employee, including the PEO and
O
ther NEOs. Thus, no pension valuation adjustments were necessary. In addition, for purposes of the equity award adjustments shown above, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report.

Company Selected Measure Name	CashCollections
Named Executive Officers, Footnote [Text Block]	2022: Messrs. Graham, Roberts, Graves, and Ms. White ; 2021: Messrs. Graham, Roberts, Graves, and Ms. White ; and 2020: Messrs. Graham, Roberts, Graves, and Martin Sjölund .
Peer Group Issuers, Footnote [Text Block]	Index TSR reflects the Nasdaq Financial 100
PEO Total Compensation Amount	$ 4,984,627	$ 5,636,586	$ 5,536,378
PEO Actually Paid Compensation Amount	$ (249,230)	8,853,857	6,570,289
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Summary Compensation Table Total (1)	$4,984,627	$2,050,507	$5,636,586	$2,282,627	$5,536,378	$2,085,675
Adjustments (2)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	($3,309,927)	($1,094,807)	($3,249,986)	($1,037,477)	($2,749,978)	($774,983)
Year-end fair value of equity awards granted in the applicable year	$1,579,057	$522,297	$4,930,656	$1,573,990	$3,152,988	$888,560
Year-over-year change in fair value of equity awards granted in prior years that are unvested at year end	($2,754,000)	($834,974)	$1,667,512	$462,257	$525,222	$167,785
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	($748,987)	($140,111)	($130,911)	($29,934)	$105,679	$23,765

COMPENSATION ACTUALLY PAID	($249,230)	$502,912	$8,853,857	$3,251,463	$6,570,289	$2,390,802

Non-PEO NEO Average Total Compensation Amount	$ 2,050,507	2,282,627	2,085,675
Non-PEO NEO Average Compensation Actually Paid Amount	$ 502,912	3,251,463	2,390,802
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Summary Compensation Table Total (1)	$4,984,627	$2,050,507	$5,636,586	$2,282,627	$5,536,378	$2,085,675
Adjustments (2)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	($3,309,927)	($1,094,807)	($3,249,986)	($1,037,477)	($2,749,978)	($774,983)
Year-end fair value of equity awards granted in the applicable year	$1,579,057	$522,297	$4,930,656	$1,573,990	$3,152,988	$888,560
Year-over-year change in fair value of equity awards granted in prior years that are unvested at year end	($2,754,000)	($834,974)	$1,667,512	$462,257	$525,222	$167,785
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	($748,987)	($140,111)	($130,911)	($29,934)	$105,679	$23,765

COMPENSATION ACTUALLY PAID	($249,230)	$502,912	$8,853,857	$3,251,463	$6,570,289	$2,390,802

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Chart 1: Compensation Actually Paid v . Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Chart 2: Compensation Actually Paid v . GAAP Net Income ($M)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Chart 3: CEO Compensation Actually Paid v . Cash Collections ($M)
Total Shareholder Return Vs Peer Group [Text Block]	Chart 1: Compensation Actually Paid v . Total Shareholder Return
Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures, which in our assessment represent the most important
financial performance measures used by the Company to link compensation actually paid to the NEOs for 2022. Cash collections, cash efficiency ratio, net income from operations and net income are the four primary performance measures in our Annual Bonus Plan. Adjusted EBITDA, adjusted revenue, adjusted net income and stock price are the four performance measures in the PSUs granted as part of our long-term incentive program. In addition to the metrics noted below, our Annual Bonus Plan also incorporates individual objectives relating to business results, Company strategic objectives and organization and talent.
See the section titled “Annual Bonus Plan” (page 25) in this Proxy Statement for a further description of the metrics used in the Company’s executive compensation program.

Most Important Performance Measures Used to Link Compensation Actually Paid to Company Performance
Net Income	Adjusted EBITDA
Net Operating Income	Adjusted Revenue
Cash Collections (Company Selected Measure)	Stock Price
Cash Efficiency Ratio

Total Shareholder Return Amount	$ 93	138	109
Peer Group Total Shareholder Return Amount	100	131	103
Net Income (Loss)	$ 117,000,000	$ 183,000,000	$ 149,000,000
Company Selected Measure Amount	1,729,000,000	2,062,000,000	2,006,000,000
PEO Name	Mr. Stevenson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Compensation Committee considered cash collections, cash efficiency ratio, income from operations and net income attributable to the Company as the key financial metrics when it determined annual bonus plan payouts, see the section titled “Annual Bonus Plan” (page 25) in this Proxy Statement. Given their use in the 2022 Annual Bonus Plan, the Committee selected cash collections as the Company Selected Measure.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Cash Collections (Company Selected Measure)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Cash Efficiency Ratio
PEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,309,927)	$ (3,249,986)	$ (2,749,978)
PEO [Member] | Yearend fair value of equity awards granted in the applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,579,057	4,930,656	3,152,988
PEO [Member] | Yearoveryear change in fair value of equity awards granted in prior years that are unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,754,000)	1,667,512	525,222
PEO [Member] | Yearoveryear change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(748,987)	(130,911)	105,679
Non-PEO NEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,094,807)	(1,037,477)	(774,983)
Non-PEO NEO [Member] | Yearend fair value of equity awards granted in the applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	522,297	1,573,990	888,560
Non-PEO NEO [Member] | Yearoveryear change in fair value of equity awards granted in prior years that are unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(834,974)	462,257	167,785
Non-PEO NEO [Member] | Yearoveryear change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (140,111)	$ (29,934)	$ 23,765